Group Information - Summary of Information About Subsidiaries of the Group (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Mereo BioPharma 1 Limited [member]
Disclosure of subsidiaries [line items]
Name	Mereo BioPharma 1 Limited
Principal activities	Pharmaceutical R&D
Country of incorporation	UK
% equity interest	100.00%	100.00%
Mereo BioPharma 2 Limited [member]
Disclosure of subsidiaries [line items]
Name	Mereo BioPharma 2 Limited
Principal activities	Pharmaceutical R&D
Country of incorporation	UK
% equity interest	100.00%	100.00%
Mereo BioPharma 3 Limited [member]
Disclosure of subsidiaries [line items]
Name	Mereo BioPharma 3 Limited
Principal activities	Pharmaceutical R&D
Country of incorporation	UK
% equity interest	100.00%	100.00%
Mereo BioPharma 4 Limited [member]
Disclosure of subsidiaries [line items]
Name	Mereo BioPharma 4 Limited
Principal activities	Pharmaceutical R&D
Country of incorporation	UK
% equity interest	100.00%	100.00%
Mereo BioPharma Ireland Limited [member]
Disclosure of subsidiaries [line items]
Name	Mereo BioPharma Ireland Limited
Principal activities	Pharmaceutical R&D
Country of incorporation	Ireland
% equity interest	100.00%	100.00%
Mereo BioPharma 5 Inc [Member]
Disclosure of subsidiaries [line items]
Name	Mereo BioPharma 5, Inc.
Principal activities	Pharmaceutical R&D
Country of incorporation	U.S.
% equity interest	100.00%	100.00%
Navi Subsidiary Inc [Member]
Disclosure of subsidiaries [line items]
Name	Navi Subsidiary, Inc.
Principal activities	Pharmaceutical R&D
Country of incorporation	U.S.
% equity interest	100.00%	100.00%
Mereo US Holdings Inc [member]
Disclosure of subsidiaries [line items]
Name	Mereo US Holdings Inc.
Principal activities	Holding company
Country of incorporation	U.S.
% equity interest	100.00%	100.00%
Mereo BioPharma Group plc Employee Benefit Trust [member]
Disclosure of subsidiaries [line items]
Name	Mereo BioPharma Group plc Employee Benefit Trust
Principal activities	Employee share scheme
Country of incorporation	Jersey